Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	20 1 7	20 16

Balance, Beginning	$1,025,543	$1,816,609

New Loans	1,050,393	2,379,026
Repayments	(1,106,606)	(3,170,092)
Transactions Due to Changes in Directors	(224,693)	-

Balance, Ending	$744,637	$1,025,543